Financial risk management - Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	¥ 10,326,710	¥ 9,379,539
Deposits from customers in the banking business	3,870,349	3,316,556
Bonds	554,986	354,169
Borrowings	3,013,803	3,025,480
Loan commitments	50,965	35,831
Derivative liabilities	29,557	33,766
Guarantee deposits received	44,864	40,568
Redeemable noncontrolling interests	54,389	48,616
Lease liabilities	671,899	593,967
Derivative Contracts - Net Settled
Paid	28,220	32,881
Derivative Contracts Gross Settled
Received	49,187	29,092
Paid	50,524	29,977
Deposits from customers in the banking business [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	3,845,607	3,306,981
Bonds [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	544,078	349,332
Borrowings [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	2,972,629	2,988,994
Derivative Liabilities [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	29,287	34,123
Guarantee deposits received [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	44,864	40,568
Redeemable non-controlling interests [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	54,028	47,326
Gross carrying amount [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	571,726	532,246
Within 1Year [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	3,687,051	3,171,377
Bonds	42,236	26,039
Borrowings	1,909,097	1,998,315
Loan commitments	50,965	35,831
Derivative liabilities	23,465	28,886
Guarantee deposits received	31,479	31,085
Lease liabilities	106,505	90,244
Derivative Contracts - Net Settled
Paid	22,128	27,820
Derivative Contracts Gross Settled
Received	49,187	25,894
Paid	50,524	26,960
1 Year to 2 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	22,043	30,215
Bonds	112,112	40,986
Borrowings	84,525	70,690
Derivative liabilities	1,179	623
Guarantee deposits received	135	272
Redeemable noncontrolling interests	14,794	24,844
Lease liabilities	96,090	80,476
Derivative Contracts - Net Settled
Paid	1,179	769
Derivative Contracts Gross Settled
Received		156
Paid		10
2Years to 3 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	11,422	14,933
Bonds	126,786	110,862
Borrowings	259,511	147,447
Derivative liabilities	1,178	1,041
Guarantee deposits received	9	19
Redeemable noncontrolling interests	25,740	10,397
Lease liabilities	85,917	68,143
Derivative Contracts - Net Settled
Paid	1,178	1,076
Derivative Contracts Gross Settled
Received		3,042
Paid		3,007
3 Years to 4 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	2,728	1,060
Bonds	101,302	35,591
Borrowings	231,829	270,268
Derivative liabilities	1,145	912
Guarantee deposits received	24	58
Redeemable noncontrolling interests	99	4,572
Lease liabilities	68,624	55,189
Derivative Contracts - Net Settled
Paid	1,145	912
4 Years to 5Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	3,069	2,410
Bonds	80,974	80,416
Borrowings	156,945	62,571
Derivative liabilities	953	918
Guarantee deposits received	10	13
Redeemable noncontrolling interests	5,292	198
Lease liabilities	57,850	47,665
Derivative Contracts - Net Settled
Paid	953	918
5+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits from customers in the banking business	144,036	96,561
Bonds	91,576	60,275
Borrowings	371,896	476,189
Derivative liabilities	1,637	1,386
Guarantee deposits received	13,207	9,121
Redeemable noncontrolling interests	8,464	8,605
Derivative Contracts - Net Settled
Paid	1,637	1,386
5 Years to 6 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	51,240	56,603
6 Years to 7 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	47,630	37,539
7 years to 8 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	37,279	34,588
8 Years to 9 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	29,390	25,798
9 Years to 10 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	21,954	18,384
10+ Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Lease liabilities	¥ 69,420	¥ 79,338